Equity (Details 1) - shares		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Shares		163,624,085,523	161,960,126,723	157,207,260,723
American Depository Receipts (ADR)	[1]	24,822,041,271	26,486,000,071	31,238,866,071
Total		188,446,126,794	188,446,126,794	188,446,126,794	188,446,126,794
Percentage of equity holding		100.00%	100.00%	100.00%
Santander Chile Holding S.A. [Member]
Disclosure of transactions between related parties [line items]
Shares		66,822,519,695	66,822,519,695	66,822,519,695
American Depository Receipts (ADR)	[1]
Total		66,822,519,695	66,822,519,695	66,822,519,695
Percentage of equity holding		35.46%	35.46%	35.46%
Teatinos Siglo XXI Inversiones Limitada [Member]
Disclosure of transactions between related parties [line items]
Shares		59,770,481,573	59,770,481,573	59,770,481,573
American Depository Receipts (ADR)	[1]
Total		59,770,481,573	59,770,481,573	59,770,481,573
Percentage of equity holding		31.72%	31.72%	31.72%
The Bank New York Mellon [Member]
Disclosure of transactions between related parties [line items]
Shares
American Depository Receipts (ADR)	[1]	24,822,041,271	26,486,000,071	31,238,866,071
Total		24,822,041,271	26,486,000,071	31,238,866,071
Percentage of equity holding		13.17%	14.05%	16.58%
Banks On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		15,957,137,883	15,451,106,985	13,892,691,988
American Depository Receipts (ADR)	[1]
Total		15,957,137,883	15,451,106,985	13,892,691,988
Percentage of equity holding		8.47%	8.20%	7.37%
Pension Funds (AFP) On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		9,995,705,956	9,033,172,896	6,896,552,755
American Depository Receipts (ADR)	[1]
Total		9,995,705,956	9,033,172,896	6,896,552,755
Percentage of equity holding		5.30%	4.79%	3.66%
Stock Brokers On Behalf Of Third Parties [Member]
Disclosure of transactions between related parties [line items]
Shares		5,551,024,270	4,773,558,507	3,762,310,365
American Depository Receipts (ADR)	[1]
Total		5,551,024,270	4,773,558,507	3,762,310,365
Percentage of equity holding		2.95%	2.53%	2.00%
Other Minority Holders [Member]
Disclosure of transactions between related parties [line items]
Shares		5,527,216,146	6,109,287,067	6,062,704,347
American Depository Receipts (ADR)	[1]
Total		5,527,216,146	6,109,287,067	6,062,704,347
Percentage of equity holding		2.93%	3.25%	3.21%

[1]	American Depository Receipts (ADR) are certificates issued by a U.S. commercial bank to be traded on the U.S. securities markets.